Summary of Significant Accounting Policies (Details 2) - USD ($)	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Indefinite-lived Intangible Assets [Line Items]
Patents, net	$ 575,686	$ 628,776	$ 699,563
Patents [Member]
Indefinite-lived Intangible Assets [Line Items]
Patents	880,000	880,000	880,000
Less accumulated amortization	304,000	251,000	(180,000)
Patents, net	$ 576,000	$ 629,000	$ 700,000